BALANCE SHEETS (USD $)	May 31, 2013	May 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 1,228	$ 1,603
Accounts receivable		621
Total current assets	1,228	2,224
TOTAL ASSETS	1,228	2,224
CURRENT LIABILITIES
Accounts payable and accrued liabilities	3,500	1,200
Accrued interest	387
Notes payable	9,816
Total liabilities	13,703	1,200
STOCKHOLDERS' EQUITY (DEFICIENCY)
Preferred shares: 20,000,000 shares authorized, $0.0001 par value; 0 shares issued and outstanding
Common shares: 480,000,000 shares authorized, $0.0001 par value; 9,000,000 shares issued and outstanding	900	900
Additional paid-in capital	8,100	8,100
Deficit accumulated during the development stage	(21,475)	(7,976)
Total Stockholders' Equity (Deficiency)	(12,475)	1,024
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,228	$ 2,224